Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
11.	Share-Based Compensation
Share-based compensation expense was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Share-based compensation expense:
Stock options	$1,758	$1,879	$3,696	$3,529
RSUs	337	—	337	—
Issuance of ordinary shares for services (see Note 9)	791	—	791	—

	$2,886	$1,879	$4,824	$3,529

Share-based compensation expense in operating expenses:
Research and development	$1,608	$1,172	$2,718	$2,222
General and administrative	1,278	707	2,106	1,307

	$2,886	$1,879	$4,824	$3,529

Stock Options
The following table summarizes option activity for the periods presented, excluding options granted and canceled as part of the option repricing discussed below:

	Total Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2022	39,116,174	$1.11	$1,088	5.4
Granted	16,663,805	$1.04
Exercised	(7,558,033)	$1.06
Forfeited/expired	(2,919,504)	$1.32

Outstanding at June 30, 2023	45,302,442	$0.71	$74,829	7.4

Vested and exercisable at June 30, 2023	17,698,142	$0.72	$29,001	4.4

Cash proceeds received from stock option exercises during the six months ended June 30, 2023 totaled $8.0 million. The total intrinsic value of stock options exercised during the six months ended June 30, 2023 was $6.6 million. There were no option exercises during the six months ended June 30, 2022.
As of June 30, 2023, unrecognized compensation cost related to outstanding stock options was $19.7 million, which is expected to be recognized over a remaining weighted-average term of 3.1 years.
The weighted-average assumptions used in the Black-Scholes-Merton option pricing model to determine the fair value of option grants were as follows:

	For the Six Months Ended June 30,
	2023	2022
Expected term (in years)	6.0	5.9
Risk-free interest rate	3.8%	2.2%
Expected volatility	86.7%	79.9%
Dividend yield	—	—
Weighted-average grant date fair value	$0.81	$0.43
Option Repricing
On January 27, 2023, the compensation committee of the board of directors of the Company approved an option repricing program (the Option Repricing) to permit the Company to reprice all underwater options to purchase the Company’s ordinary shares held by its employees (including an officer of the Company), non-employee
directors and consultants providing services as of January 27, 2023. Under the Option Repricing, options with an exercise price above $0.28 per ordinary share (or the equivalent of $1.95 per ADS), representing an aggregate of 18,285,155 ordinary shares, or approximately 53.2% of the total options outstanding as of January 27, 2023, were amended to reduce such exercise price to $0.28 per ordinary share. The Option Repricing resulted in additional compensation expense of $1.2 million, including $0.1 million and $0.8 million that was recognized in the Company’s condensed consolidated statements of operations and comprehensive loss during the three and six months ended June 30, 2023, respectively.

Restricted Stock Units
The following table summarizes RSU activity for the periods presented:

	Number of Units	Weighted- Average Grant Date Fair Value
Non-vested balance at December 31, 2022	—	$—
Granted	4,090,000	$1.35

Non-vested balance at June 30, 2023	4,090,000	$1.35

As of June 30, 2023, unrecognized compensation costs related to non-vested
RSUs was $5.2 million, which is expected to be recognized over a remaining weighted-average term of 2.6 years.
Employee Share Purchase Plan
During the three and six months ended June 30, 2022, there were 201,537 and 207,935 ordinary shares issued pursuant to the Company’s employee stock purchase plan (the ESPP), respectively, for gross proceeds in each period of approximately $0.1 million. The ESPP was suspended indefinitely, effective December 16, 2022, and as of June 30, 2023 and December 31, 2022 there was no unrecognized share-based compensation expense related to the ESPP.

11.	Share-Based Compensation
Share-based compensation expense was as follows for the years ended December 31, (in thousands):

	2022	2021
Research and development	$3,650	$9,001
General and administrative	2,603	2,855

Total share-based compensation expense	$6,253	$11,856

On June 17, 2021, upon the closing of the Company’s IPO, options to purchase 7.7 million ordinary shares became fully vested under the original vesting terms, which resulted in $6.4 million of share-based compensation expense being recognized in the Company’s consolidated statements of operations and comprehensive loss during the year ended December 31, 2021.
2016 Equity Incentive Plan
The Company granted awards under the 2016 Equity Incentive Plan (the 2016 Plan) until June 2021. The terms of the 2016 Plan provided for the grant of incentive share options within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the Code), to the Company’s employees and any parent and subsidiary corporations’ employees, and for the grant of non-statutory
options and restricted shares to the Company’s employees, directors and consultants, and the Company’s parent and subsidiary corporations’ employees and consultants. The board of directors had the authority to approve the employees and other service providers to whom equity awards were granted and had the authority to determine the terms of each award, subject to the terms of the 2016 Plan, including (i) the number of ordinary shares subject to the award; (ii) when the award became exercisable; (iii) the option or share appreciation right exercise price, which needed to be at least 100% of the fair market value of the ordinary shares as of the date of grant; and (iv) the duration of the option or share appreciation right (which could not exceed 10 years). Options granted under the 2016 Plan generally are scheduled to vest over four years, subject to continued service and subject to certain acceleration of vesting provisions. In connection with the adoption of the 2021 Plan (as defined below), the Company terminated the 2016 Plan for future use and provided that no further equity awards are to be granted under the 2016 Plan. All outstanding awards under the 2016 Plan will continue to be governed by their existing terms.
2021 Equity Incentive Plan
In June 2021, the Company’s board of directors adopted and the Company’s shareholders approved a 2021 Equity Incentive Plan (the 2021 Plan), and the 2021 Plan became effective June 17, 2021. The 2021 Plan initially provided for the issuance of up to 56,094,909 ordinary shares. The 2021 Plan has an evergreen provision whereby the number of ordinary shares reserved for future issuance will automatically increase on January 1 of each calendar year, beginning on January 1, 2022 through January 1, 2031, in an amount equal to 5% of the total number of shares of the Company’s share capital outstanding on the last day of the calendar month before the date of each automatic increase, or a lesser number of shares determined by the board of directors. The maximum number of ordinary shares that may be issued upon the exercise of incentive share options under the 2021 Plan is 200,000,000. Such shares of the Company’s ordinary shares are reserved for issuance to employees, non-employee
directors and consultants of the Company. The 2021 Plan provides for the grant of incentive share options, non-incentive
share options, and restricted share awards to eligible recipients. Recipients of share options shall be eligible to purchase shares of the Company’s ordinary shares at an exercise price equal to no less than the (estimated) fair market value of such shares on the date of grant. The maximum term of options granted under the Plan is 10 years. Employee option grants generally vest 25% on the first anniversary of the original vesting commencement date, with the balance vesting monthly over the remaining 3 years.
Share options are generally not exercisable prior to the applicable vesting date, unless otherwise accelerated under the terms of the 2016 Plan or 2021 Plan. Although the 2021 Plan provides for options to be issued with an early exercise provision, no options, to date, have been issued with such a right.

In addition, the shares to be reserved for issuance under the 2021 Plan will also include shares subject to share options or similar awards granted under the 2016 Plan that expire or terminate without having been exercised in full and shares issued pursuant to awards granted under the Company’s 2016 Plan that are forfeited to or repurchased by the Company.
On January 1, 2022, in accordance with the Company’s 2021 Plan, ordinary shares available for issuance under the 2021 Plan increased by 13,506,027 ordinary shares, to 69,600,936 ordinary shares. On January 1, 2023, in accordance with the Company’s 2021 Plan, ordinary shares available for issuance under the 2021 Plan increased by 13,522,762 ordinary shares, to 83,123,698 ordinary shares.
The following tables summarizes option activity for the periods presented:

	Total Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2021	34,200,976	$1.43	$912	8.1
Granted	17,058,623	$0.45
Canceled	(12,143,425)	$1.08

Outstanding as of December 31, 2022	39,116,174	$1.11	$1,088	5.4

Vested and exercisable as of December 31, 2022	22,083,111	$1.34	$—	4.6

As of December 31, 2021, a total of 18,950,899 vested and exercisable shares were outstanding with a weighted-average exercise price of $1.28 per share.
There were no options exercised during the year ended December 31, 2022. During the year ended December 31, 2021, 79,212 ordinary shares were issued pursuant to option exercises for gross proceeds of $0.1 million. The intrinsic value of options exercised during the year ended December 31, 2021 was $0.1 million.
As of December 31, 2022, unrecognized compensation expense related to unvested share-based compensation arrangements was $9.1 million. These costs are expected to be recognized over a weighted-average term of 3.6 years.
Ordinary Share Valuation
Prior to completion of the IPO, as there was no public market for the Company’s ordinary shares, the estimated fair value of the Company’s ordinary shares was historically determined by the board of directors as of the date of each option grant, with input from management, considering the most recently available third-party valuation of the Company’s ordinary shares and the board of directors’ assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent third-party valuation through the date of the grant.
These third-party valuations were performed in accordance with the guidance outlined in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide,
Valuation of Privately-Held Company Equity Securities Issued as Compensation
 (AICPA Practice Aid)
. The AICPA Practice Aid identifies various available methods for allocating the enterprise value across classes or series of capital shares in determining the fair value of the Company’s ordinary shares at each valuation date.
After completion of the IPO, the Company’s board of directors determines the fair market value of the ordinary shares based on the closing price of the ADSs as reported on the date of grant on the primary share exchange on which the Company’s ADSs are traded and as converted to the ordinary share price equivalent on the date of grant. Future expense amounts for any particular period may be affected by changes in assumptions or market conditions. The fair value of each option award is estimated on the date of grant using the BSM. The BSM requires the input of subjective assumptions, including the risk-free interest rate, the expected dividend yield of the Company’s ordinary shares, the expected volatility of the price of the Company’s ordinary shares, and the expected term of the option. These estimates involve inherent uncertainties and the application of management’s judgment. If factors change and different assumptions are used, the Company’s share-based compensation expense could be materially different in the future. These assumptions are estimated as follows:
Expected Term:
 The expected term represents the time period options are expected to be outstanding. For options, since the Company does not have sufficient historical experience for determining the expected term of the option awards granted, (i) it determines the expected term assumption for share options using the simplified method, which is an average of the contractual term of the option and its ordinary vesting period and (ii) for options issued out-of-the
money or
in-the-money,
if any, the Company uses the contractual term as the expected term of the options for the expected term assumption.
Risk-Free Interest Rate:
 The risk-free interest rate is based on the implied yield available on U.S. Treasury zero-coupon
issues with a term equivalent to that of the expected term of the share-based awards.
Expected Volatility:
 Expected volatility is based on the historical volatilities of industry peers as the Company has only limited trading history for its ordinary shares. The Company intends to continue to consistently apply this process using the same or a similar peer group of public companies, until a sufficient amount of historical information regarding the volatility of the price of its ordinary shares becomes available, or unless circumstances change such that the identified peer companies are no longer similar, in which case other suitable peer companies whose ordinary shares prices are publicly available would be utilized in the calculation.
Dividend Yield:
 The expected dividend yield is based on the Company’s current expectations about its anticipated dividend policy. To date, the Company has not declared any dividends and, therefore, the Company used an expected dividend yield of zero.
The weighted-average fair value of options and ESPP (as defined below) awards issued was estimated at the date of grant using the BSM with the following weighted-average assumptions for the years ended December 31:

	Options		ESPP
	2022	2021	2022	2021
Expected term (in years)	6.0	6.0	1.2	1.3
Risk-free interest rate	2.9%	1.0%	2.8%	0.2%
Expected volatility	82.0%	80.5%	79.2%	74.6%
Dividend yield	—	—	—	—
Weighted-average grant date fair value	$0.31	$1.20	$0.22	$0.78
Option Repricing
On January 27, 2023, the compensation committee of the board of directors of the Company approved an option repricing program (the Option Repricing) to permit the Company to reprice certain options to purchase the Company’s ordinary shares held by its employees (including an officer of the Company), non-employee
directors and consultants providing services as of January 27, 2023. Under the Option Repricing, eligible options with an exercise price above $0.28 per ordinary share (or the equivalent of $1.95 per ADS), representing an aggregate of 17,285,155 ordinary shares, or approximately 43% of the total options outstanding, were amended to reduce such exercise price to $0.28 per ordinary share. The Option Repricing will result in additional share-based compensation expense that will be recognized in the Company’s consolidated statements of operations and comprehensive loss in future periods; however, the amount of additional share-based compensation expense and the periods over which it will be recognized have not yet been determined.

2021 Employee Share Purchase Plan
In June 2021, the Company’s board of directors adopted and the shareholders approved the Company’s 2021 Employee Share Purchase Plan (the ESPP), which became effective on June 14, 2021. The ESPP allows eligible employees to purchase the Company’s ordinary shares at a discount through payroll deductions of up to 15% of their eligible compensation, subject to any plan limitations. Initially 3,000,000 ordinary shares have been reserved for issuance under the ESPP. The ESPP has an evergreen provision whereby the number of ordinary shares reserved for future issuance will automatically increase on January 1 of each calendar year, beginning on January 1, 2022 through January 1, 2031, in an amount equal to 1% of the total number of shares of the Company’s share capital outstanding on the last day of the calendar month before the date of each automatic increase, or a lesser number of shares determined by the board of directors. The offering periods generally start on December 16 and June 16 of each year and end on December 15 and June 15, respectively, approximately two years later, with each offering containing four separate six month purchase periods. The administrator may, in its discretion, modify the terms of future offerings and purchase periods. The first offering started on the Company’s IPO.
On January 1, 2022, in accordance with the Company’s ESPP, ordinary shares available for issuance under the ESPP increased by 2,701,205 ordinary shares, to 5,701,205 ordinary shares. On January 1, 2023, in accordance with the ESPP, ordinary shares available for issuance under the ESPP increased by 2,704,552 ordinary shares, to 8,405,757 ordinary shares.
During the year ended December 31, 2022, 334,684 ordinary shares were issued pursuant to the ESPP for gross proceeds of $0.1 million. During the year ended December 31, 2021, 105,329 ordinary shares were issued pursuant to the ESPP for gross proceeds of $0.1 million.
The ESPP was suspended indefinitely, effective December 16, 2022, and as of December 31, 2022 there was no unrecognized share-based compensation expense related to the ESPP.